UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        February 11,2011
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          97

Form 13F Information Table Value Total:   $ 554,391(Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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


COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AEROPOSTALE                  COM         007865108     44     1769   SH                      DEFINED     1          0    1769     0
AEROPOSTALE                  COM         007865108     80     3231   SH                      SOLE                3231       0     0
AEROPOSTALE			         COM         007865108   3930   159500   SH        CALL          DEFINED     1          0  159500     0
AEROPOSTALE			         COM         007865108   7158   290500   SH        CALL          SOLE              290500       0     0
AIRTRAN HLDGS INC            COM         00949P108   4310   583198   SH                      DEFINED     1          0  583198     0
AIRTRAN HLDGS INC            COM         00949P108   4395   594768   SH                      SOLE              594768       0     0
ALLEGHENY ENERGY INC         COM         017361106  28710  1184393   SH                      DEFINED     1          0 1184393     0
ALLEGHENY ENERGY INC         COM         017361106  33030  1362621   SH                      SOLE             1362621       0     0
AMDOCS LTD                   ORD         G02602103   2930   106645   SH                      DEFINED     1          0  106645     0
AMDOCS LTD                   ORD         G02602103   5311   193355   SH                      SOLE              193355       0     0
AMDOCS LTD                   ORD         G02602103   2439    88800   SH        CALL          DEFINED     1          0   88800     0
AMDOCS LTD                   ORD         G02602103   4428   161200   SH        CALL          SOLE              161200       0     0
ART TECHNOLOGY GROUP INC     COM         04289L107   1485   248364   SH                      DEFINED     1          0  248364     0
ART TECHNOLOGY GROUP INC     COM         04289L107   1505   251636   SH                      SOLE              251636       0     0
BANK OF AMERICA CORPORATION  COM         060505104   2634   197437   SH                      DEFINED     1          0  197437     0
BANK OF AMERICA CORPORATION  COM         060505104   4805   360163   SH                      SOLE              360163       0     0
BECKMAN COULTER INC          COM         075811109   6532    86833   SH                      DEFINED     1          0   86833     0
BECKMAN COULTER INC          COM         075811109   6633    88167   SH                      SOLE               88167       0     0
BLACKROCK INC                COM         09247X101   3292    17272   SH                      DEFINED     1          0   17272     0
BLACKROCK INC                COM         09247X101   5998    31473   SH                      SOLE               31473       0     0
BUCYRUS INTL INC NEW         COM         118759109   9755   109112   SH                      DEFINED     1          0  109112     0
BUCYRUS INTL INC NEW         COM         118759109   9913   110888   SH                      SOLE              110888       0     0
CARTER INC                   COM         146229109   2615    88627   SH                      DEFINED     1          0   88627     0
CARTER INC                   COM         146229109   4762   161373   SH                      SOLE              161373       0     0
CASEYS GEN STORES INC        COM         147528103   2113    49695   SH                      DEFINED     1          0   49695     0
CASEYS GEN STORES INC        COM         147528103   2138    50305   SH                      SOLE               50305       0     0
CHARTER COMMUNICATIONS INC D CL A NEW    16117M305   1376    35347   SH                      DEFINED     1          0   35347     0
CHARTER COMMUNICATIONS INC D CL A NEW    16117M305   2518    64653   SH                      SOLE               64653       0     0
CHILDRENS PL RETAIL STORES I COM         168905107    881    17754   SH                      DEFINED     1          0   17754     0
CHILDRENS PL RETAIL STORES I COM         168905107   1601    32246   SH                      SOLE               32246       0     0
COMMSCOPE INC                COM         203372107   3949   126500   SH        CALL          DEFINED     1          0  126500     0
COMMSCOPE INC                COM         203372107   2919    93500   SH        CALL          SOLE               93500       0     0
COTT CORP QUE                COM         22163N106   1787   198335   SH                      SOLE              198335       0     0
CSG SYS INTL INC             COM         126349109    432    22791   SH                      DEFINED     1          0   22791     0
CSG SYS INTL INC             COM         126349109    792    41809   SH                      SOLE               41809       0     0
CVS CAREMARK CORPORATION     COM         126650100   5107   146881   SH                      DEFINED     1          0  146881     0
CVS CAREMARK CORPORATION     COM         126650100   9267   266511   SH                      SOLE              266511       0     0
DEL MONTE FOODS CO           COM         24522P103  13986   743935   SH                      DEFINED     1          0  743935     0
DEL MONTE FOODS CO           COM         24522P103  14214   756065   SH                      SOLE              756065       0     0
DIRECTV                      COM CL A    25490A101   3515    88029   SH                      DEFINED     1          0   88029     0
DIRECTV                      COM CL A    25490A101   6468   161971   SH                      SOLE              161971       0     0
GENERAL MTRS CO              COM         37045V100     37     1000   SH                      SOLE                1000       0     0
GENZYME CORP                 COM         372917104  26507   372286   SH                      DEFINED     1          0  372286     0
GENZYME CORP                 COM         372917104  26893   377714   SH                      SOLE              377714       0     0
HARTFORD FINL SVCS GROUP INC COM         416515104   3472   131057   SH                      DEFINED     1          0  131057     0
HARTFORD FINL SVCS GROUP INC COM         416515104   6970   263125   SH                      SOLE              263125       0     0
HYPERCOM CORP                COM         44913M105    829    99064   SH                      DEFINED     1          0   99064     0
HYPERCOM CORP                COM         44913M105    845   100936   SH                      SOLE              100936       0     0
KINROSS GOLD CORP            WT          496902404   2663   140454   SH                      DEFINED     1          0  140454     0
KINROSS GOLD CORP            WT          496902404   2701   142446   SH                      SOLE              142446       0     0
LYONDELLBASELL INDUSTRIES N  SHS - A -   N53745100   7740   225000   SH                      SOLE              225000       0     0
M & T BK CORP                COM         55261F104   3352    38512   SH                      SOLE               38512       0     0
M & T BK CORP                COM         55261F104   3307    37988   SH                      DEFINED     1          0   37988     0
MCAFEE INC                   COM         579064106  25628   553411   SH                      SOLE              553411       0     0
MCAFEE INC                   COM         579064106  25313   546589   SH                      DEFINED     1          0  546589     0
MEAD JOHNSON NUTRITION CO    COM         582839106   1523    24462   SH                      SOLE               24462       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106    834    13391   SH                      DEFINED     1          0   13391     0
MEAD JOHNSON NUTRITION CO    COM         582839106   5360    86100   SH        CALL          SOLE               86100       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   3355    53900   SH        CALL          DEFINED     1          0   53900     0
MEAD JOHNSON NUTRITION CO    COM         582839106  15065   242000   SH        CALL          SOLE              242000       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   8279   133000   SH        CALL          DEFINED     1          0  133000     0
MEDIACOM COMMUNICATIONS CORP CL A        58446K105   2411   284991   SH                      SOLE              284991       0     0
MEDIACOM COMMUNICATIONS CORP CL A        58446K105   1561   184509   SH                      DEFINED     1          0  184509     0
NICOR INC                    COM         654086107   6249   125174   SH                      SOLE              125174       0     0
NICOR INC                    COM         654086107   6156   123326   SH                      DEFINED     1          0  123326     0
NORTHEAST UTILS              COM         664397106  14391   451407   SH                      SOLE              451407       0     0
NORTHEAST UTILS              COM         664397106  14094   442093   SH                      DEFINED     1          0  442093     0
PHOENIX COS INC NEW          COM         71902E109   1933   760852   SH                      SOLE              760852       0     0
PHOENIX COS INC NEW          COM         71902E109    781   307648   SH                      DEFINED     1          0  307648     0
QUICKSILVER RESOURCES INC    COM         74837R104   1643   111471   SH                      DEFINED     1          0  111471     0
QUICKSILVER RESOURCES INC    COM         74837R104   1673   113529   SH                      SOLE              113529       0     0
RITE AID CORP                COM         767754104    445   503451   SH                      DEFINED     1          0  503451     0
RITE AID CORP                COM         767754104    500   566549   SH                      SOLE              566549       0     0
SMURFIT-STONE CONTAINER CORP COM         83272A104   7660   299220   SH                      DEFINED     1          0  299220     0
SMURFIT-STONE CONTAINER CORP COM         83272A104   8878   346786   SH                      SOLE              346786       0     0
STMICROELECTRONICS N V       NY REGISTRY 861012102   1447   138566   SH                      DEFINED     1          0  138566     0
STMICROELECTRONICS N V       NY REGISTRY 861012102   2050   196380   SH                      SOLE              196380       0     0
SUPERVALU INC                COM         868536103   1741   180779   SH                      DEFINED     1          0  180779     0
SUPERVALU INC                COM         868536103   3170   329221   SH                      SOLE              329221       0     0
SYMANTEC CORP                COM         871503108   2979   177937   SH                      SOLE              177937       0     0
SYMANTEC CORP                COM         871503108   1625    97063   SH                      DEFINED     1          0   97063     0
SYMANTEC CORP                COM         871503108   1882   112400   SH        CALL          SOLE              112400       0     0
SYMANTEC CORP                COM         871503108   1030    61500   SH        CALL          DEFINED     1          0   61500     0
SYNIVERSE HLDGS INC          COM         87163F106  13979   453126   SH                      SOLE              453126       0     0
SYNIVERSE HLDGS INC          COM         87163F106  13786   446874   SH                      DEFINED     1          0  446874     0
TENET HEALTHCARE CORP        COM         88033G100  11928  1782919   SH                      DEFINED     1          0 1782919     0
TENET HEALTHCARE CORP        COM         88033G100  12156  1817081   SH                      SOLE             1817081       0     0
UNISYS CORP                  COM NEW     909214306   1600    61817   SH                      DEFINED     1          0   61817     0
UNISYS CORP                  COM NEW     909214306   2930   113183   SH                      SOLE              113183       0     0
WESTERN UN CO                COM         959802109    658    35430   SH                      DEFINED     1          0   35430     0
WESTERN UN CO                COM         959802109   1199    64570   SH                      SOLE               64570       0     0
WINN DIXIE STORES INC        COM NEW     974280307    734   102407   SH                      DEFINED     1          0  102407     0
WINN DIXIE STORES INC        COM NEW     974280307   1130   157593   SH                      SOLE              157593       0     0
YAHOO INC                    COM         984332106    542    32580   SH                      DEFINED     1          0   32580     0
YAHOO INC                    COM         984332106    705    42420   SH                      SOLE               42420       0     0
YAHOO INC                    COM         984332106   4750   285600   SH        CALL          SOLE              285600       0     0
YAHOO INC                    COM         984332106   3565   214400   SH        CALL          DEFINED     1          0  214400     0

